Property and equipment, net	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Property and equipment, net

Note 10 – Property and equipment, net

Property and equipment, net consist of the following:

	As of December 31, 2024	As of December 31, 2023

Office equipment	$167,257	$76,285
Leasehold improvement	11,299	2,250
Subtotal	178,556	78,535
Less: accumulated depreciation	(90,844)	(71,803)
Total	$87,712	$6,732

Depreciation expense for the years ended December 31, 2024, 2023 and 2022 amounted to $22,111, $4,886 and $5,499, respectively.

EUDA HEALTH HOLDINGS LIMITED AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(In U.S. dollars, unless stated otherwise)